11. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible note balance	$ 1,484,859	$ 1,424,332	$ 100,000
Accrued interest	162,783	175,953	235,776
Discount	$ 120,371	$ 232,767
Convertible Line of Credit [Member]
Warrants issued	407,784	1,916,667
Warrants issued fair value	$ 61,282	$ 179,612
Discount	120,371	226,768
Convertible Notes Payable [Member]
Convertible note balance	1,484,859	1,424,332
Accrued interest		$ 7,593
Warrants issued		2,500,000
Discount	115,141	$ 175,668	$ 0
Pegasus Note [Member]
Convertible note balance		100,000
Accrued interest		80,164
Lender Note [Member]
Convertible note balance		$ 1,324,332
Warrants issued		2,500,000
Warrants issued fair value		$ 187,142
Discount		232,767
Lender Note [Member]
Convertible note balance	1,384,859	$ 1,324,332
Warrants issued		2,500,000
Warrants issued fair value		$ 187,142
Beneficial conversion features		232,767
Discount	$ 115,141
Interest rate	The Note bears simple interest at the floating rate per annum equal to the 12 month USD LIBOR index rate quoted from time to time in New York, New York by the Bloomberg Service plus 400 basis points (the “Interest Rate”).
Lender Note [Member] | Beneficial Conversion Feature [Member]
Beneficial conversion features		66,384
Lender Note [Member] | Warrant Fair Value [Member]
Warrants issued fair value		$ 166,384
Pegasus Note [Member]
Convertible note balance	$ 100,000
Accrued interest	$ 82,658